Convertible Senior Notes - Additional Information (Detail)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2014 shares	Jan. 31, 2014 $ / shares	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible debt						$ 1,415,717,000
Stock repurchased during period, value			$ 1,500,000,000
Amount used to repurchase stock				$ 28,689,000	$ 755,704,000	1,640,885,000
Convertible notes				1,348,156,000
Temporary equity				79,495,000
Purchase from Accelerated Share Repurchase [Member]
Debt Instrument [Line Items]
Stock repurchased during period, value						1,400,000,000
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Convertible debt				$ 1,348,156,000	$ 1,324,992,000	$ 1,440,000,000
Stated interest rate percentage						0.50%
Proceeds from convertible debt						$ 1,420,000,000
Payments for (proceeds from) hedge, investing activities						82,600,000
Stock repurchased during period, value						1,500,000,000
Convertible debt, conversion ratio		11.1111
Debt instrument, face amount						$ 1,000,000,000
Convertible debt, conversion price | $ / shares		$ 90.00		$ 90.00
Repurchase price as a percent of principal amount						100.00%
Amortization of debt discount, effective interest method, percent						3.00%
Convertible notes				$ 1,300,000,000
Deferred tax liability, equity component				8,200,000
Temporary equity				$ 79,495,000
Shares of common stock covered by note hedges | shares				16,000,000
Warrant transaction | shares	16,000,000
Strike price of warrants | $ / shares				$ 120.00
Warrants exercised | shares				0
Privately Negotiated Transaction [Member]
Debt Instrument [Line Items]
Amount used to repurchase stock			$ 101,000,000			$ 101,000,000